(Loss) / Earnings per Share	6 Months Ended
Jun. 30, 2025
(Loss) / Earnings per Share [Abstract]
Earnings / (Loss) per Share
14.	(Loss) / Earnings per Share:

The calculation of net income per common share is summarized below:

	June 30,
	2025	2024

Net (loss) / income	$(3,967)	$24,288
Less: Dividends to non-vested participating securities	(66)	(246)
Less: Undistributed earnings to non-vested participating securities	-	(936)
Net (loss) / income attributable to common shareholders, basic	$(4,033)	$23,106

Undistributed earnings to non-vested participating securities	-	936
Undistributed earnings reallocated to non-vested participating securities	-	(930)
Net (loss) / income attributable to common shareholders, diluted	$(4,033)	$23,112

Weighted average number of common shares outstanding, basic	20,255,507	19,533,621
Effect of dilutive securities:
Warrants	-	125,749
Weighted average number of common shares outstanding, diluted	20,255,507	19,659,370

Net (loss) / income per share attributable to common shareholders, basic	$(0.20)	$1.18
Net (loss) / income per share attributable to common shareholders, diluted	$(0.20)	$1.18

As of June 30, 2025, 441,801 non-vested participating shares under the Company’s Equity Incentive Plan were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above (Note 15) and unexercised warrants were also excluded from the computation of diluted shares as their effect would be anti-dilutive due to the loss in the period.

As of June 30, 2024, 1,001,997 non-vested participating shares under the Company’s Equity Incentive Plan were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above. Additionally, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as of June 30, 2024, because to do so would have anti-dilutive effect, are any incremental shares of unexercised Class D warrants that are out-of-the money as of the reporting date, calculated with the treasury stock method.